Derivative Financial Instruments and Risk Management Policies - Evolution of Hedges in Equity Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Transfer to the income statement of the period - the hedged item has affected profit or loss	€ (649)	€ 53
Derivative instruments | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Transfer to the income statement of the period - the hedged item has affected profit or loss	7	32
Derivative instruments | Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about hedging instruments [line items]
Transfer to the income statement of the period - the hedged item has affected profit or loss	(710)	19
Interest expenses | Derivative instruments | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Transfer to the income statement of the period - the hedged item has affected profit or loss	229	240
Interest expenses | Derivative instruments | Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about hedging instruments [line items]
Transfer to the income statement of the period - the hedged item has affected profit or loss	€ 633	€ (324)